STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended
Sep. 30, 2024
STOCKHOLDERS' DEFICIT:
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 14 – STOCKHOLDERS' EQUITY (DEFICIT)

Preferred Stock

In accordance with the Company’s bylaws, the Company has authorized a total of 2,000,000 shares of preferred stock, par value $0.01 per share, for all classes. As of September 30, 2024 and December 31, 2023, there were 88,335 and 88,335 total preferred shares issued and outstanding for all classes, respectively.

Common Stock

In accordance with the Company’s bylaws, the Company has authorized a total of 20,000,000,000 shares of common stock, par value $0.0001 per share. As of September 30, 2024 and December 31, 2023, there were 10,301,957,534 and 8,100,117,720 common shares issued, respectively.

2022 Transactions

On May 27, 2022 we entered an Equity Financing Agreement (the “2022 EFA”) and Registration Rights Agreement (the “RRA”) with GHS, pursuant to which GHS agreed to purchase up to $70,000,000 in shares of our Common Stock, from time to time over the course of 24 months after effectiveness of a registration statement on Form S-1 (the “Registration Statement”) of the underlying shares of Common Stock.

The RRA provides that we shall (i) use our best efforts to file with the SEC a Registration Statement within 45 days of the date of the GHS Registration Rights Agreement; and (ii) have the Registration Statement declared effective by the SEC within 30 days after the date the GHS Registration Statement is filed with the SEC, but in no event more than 90 days after the GHS Registration Statement is filed.

2023 Transactions

On April 28, 2023, the Company entered into an Equity Financing Agreement with GHS, to which GHS agreed to Purchase $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price.

On June 13, 2023, the Company entered into an Amendment to the Equity Financing Agreement with GHS, to which GHS agreed to Purchase $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price.

On July 10, 2023, the Company entered into a Second Amendment to the Equity Financing Agreement with GHS, to which GHS agreed to purchase up to $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price.

2024 Transactions

On August 14, 2024, the Company entered into a Third Amendment to the Equity Financing Agreement with GHS, to which GHS agreed to purchase up to $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price

The RRA provides that we shall (i) use our best efforts to file with the SEC a Registration Statement within 45 days of the date of the GHS Registration Rights Agreement; and (ii) have the Registration Statement declared effective by the SEC within 30 days after the date the GHS Registration Statement is filed with the SEC, but in no event more than 90 days after the GHS Registration Statement is filed.

Below is a table of all puts made by the Company under the 2022 EFA during 2024:

Date of Put	Number of Common Shares Issued	Total Proceeds, Net of Discounts	Effective Price per Share	Net Proceeds
1/8/2024	52,162,997	$44,736	$0.000858	$40,580
2/29/2024	178,571,428	100,000	$0.000560	100,000
8/19/2024	55,555,556	40,000	$.0007200	36,175
		$184,376		$176,755

* Issued shares pursuant to an individual stock purchase agreement with an unrelated investor (not under 2022 EFA)

In January 2023, the Company entered into a settlement of a dispute between certain stockholders in which the Company decided, during the period ended September 30, 2023, to issue shares to settle the dispute. In January 2023, the Company issued 297,000,000 shares of common stock to the individuals. The fair value of $1,989,900, or $0.0067 per share, was included in professional fees in the consolidated statements of operations in the nine months ended September 30, 2024. As part of this transaction $280,536 of accrued liabilities have been reversed.

Stock Options

As of September 30, 2024 and December 31, 2023, the Company had no outstanding stock options.